Commitments and contingencies (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Contractual obligations relating to long-term debt	$ 4,819	$ 3,473
Asanko Gold Ghana Limited [Member]
Statements [Line Items]
Amount of reclamation bond on the unfunded portion	$ 5,900